Allocation of the Purchase Price to Intangible Assets Acquired (Detail) (Predecessor [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
Jun. 11, 2010
Business Acquisition [Line Items]
Fair Value	$ 138.0
Weighted - Average Amortization Period (in Years)	16 years
Customer Relationships [Member]
Business Acquisition [Line Items]
Fair Value	126.7
Weighted - Average Amortization Period (in Years)	15 years
Trademarks [Member]
Business Acquisition [Line Items]
Fair Value	7.4
Weighted - Average Amortization Period (in Years)	15 years
Favorable leasehold interests [Member]
Business Acquisition [Line Items]
Fair Value	$ 3.9
Weighted - Average Amortization Period (in Years)	56 years